2. BASIS OF PREPARATION: Statement of compliance (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Statement of compliance

Statement of compliance

These financial statements were approved by the Board of Directors and authorized for issue on March 31, 2026.

These financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board.